Risk Mangement and Use of Derivatives Financial Instruments (Interest Rate Swap derivative instruments) (Details) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Interest Rate Swap [Member]
Derivative [Line Items]
Fair Value	$ (4,175)
Interest Rate Swap [Member] | Eurodollar Future [Member]
Derivative [Line Items]
Notional Amount	8,242
Effective Interest Rate	4.20%
Effective Date	Mar. 01, 2008
Expiration Date	Mar. 01, 2018
Fair Value	(1,065)
Interest Rate Swap [Member] | Libor One Month [Member]
Derivative [Line Items]
Notional Amount	4,557
Effective Interest Rate	3.00%
Effective Date	Apr. 01, 2010
Expiration Date	Apr. 01, 2015
Fair Value	(297)
Interest Rate Swap [Member] | Libor One Month July [Member]
Derivative [Line Items]
Notional Amount	34,218
Effective Interest Rate	3.00%
Effective Date	Jul. 01, 2010
Expiration Date	Jul. 01, 2020
Fair Value	(2,813)
Interest Rate Cap [Member]
Derivative [Line Items]
Fair Value	86
Interest Rate Cap [Member] | Libor One Month [Member]
Derivative [Line Items]
Ownership Interest in Venture	78.95%
Notional Amount	17,793
Cap Rate	3.00%
Spread	4.00%
Effective Date	Sep. 01, 2009
Expiration Date	Apr. 01, 2014
Fair Value	6
Interest Rate Cap [Member] | Libor Three Month [Member]
Derivative [Line Items]
Ownership Interest in Venture	17.75%
Notional Amount	122,679
Cap Rate	4.00%
Spread	4.80%
Effective Date	Aug. 01, 2009
Expiration Date	Aug. 01, 2014
Fair Value	$ 80